UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2008
Date of reporting period: 3/31/2008

Item 1 — Schedule of Investments
Investment Grade Income Portfolio
March 31, 2008 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — 98.7%
Corporate Bonds and Notes — 74.3%
Aerospace and Defense — 0.7%
L-3 Communications Corp.	7.625%	6/15/12	$1,000,000	$1,023,750
United Technologies Corp.	5.400%	5/1/35	1,640,000	1,550,686

				2,574,436

Airlines — 0.2%
Continental Airlines Inc.	6.545%	2/2/19	149,872	144,159
Continental Airlines Inc.	7.256%	3/15/20	446,187	438,937

				583,096

Automobiles — 2.3%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	735,000	784,751
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	290,000	305,686
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	850,000	971,658
Ford Motor Co.	7.450%	7/16/31	1,975,000	1,303,500
Ford Motor Co.	8.900%	1/15/32	370,000	277,500
General Motors Corp.	8.250%	7/15/23	650,000	455,000
General Motors Corp.	8.375%	7/15/33	6,190,000	4,363,950

				8,462,045

Beverages — 0.2%
Foster’s Finance Corp.	4.875%	10/1/14	840,000	848,585	A

Building Products — N.M.
American Standard Inc.	8.250%	6/1/09	37,000	38,972
American Standard Inc.	7.625%	2/15/10	5,000	5,356

				44,328

Capital Markets — 6.4%
BankAmerica Capital III	4.828%	1/15/27	585,000	442,218	B
Deutsche Bank AG	5.375%	10/12/12	1,010,000	1,055,554
Goldman Sachs Capital II	5.793%	12/29/49	2,755,000	1,835,106	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	3,100,000	1,960,750	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	4,000,000	3,798,584
Merrill Lynch and Co. Inc.	6.050%	8/15/12	840,000	853,137
Merrill Lynch and Co. Inc.	5.700%	5/2/17	3,400,000	3,229,796
Merrill Lynch and Co. Inc.	6.400%	8/28/17	1,210,000	1,194,038
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910,000	719,269
Morgan Stanley	5.050%	1/21/11	900,000	902,884
Morgan Stanley	5.250%	11/2/12	3,500,000	3,495,796
Morgan Stanley	4.750%	4/1/14	65,000	60,338
Morgan Stanley	6.625%	4/1/18	1,050,000	1,050,370
The Bear Stearns Cos. Inc.	5.500%	8/15/11	1,650,000	1,573,590
The Bear Stearns Cos. Inc.	5.550%	1/22/17	320,000	285,708
The Goldman Sachs Group Inc.	6.345%	2/15/34	2,025,000	1,753,439

				24,210,577

Chemicals — 0.4%
The Dow Chemical Co.	6.000%	10/1/12	750,000	790,019

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Chemicals — Continued
The Dow Chemical Co.	7.375%	11/1/29	$800,000	$858,227

				1,648,246

Commercial Banks — 5.1%
CBA Capital Trust I	5.805%	6/30/49	3,510,000	3,293,363	A
Comerica Capital Trust II	6.576%	2/20/37	990,000	659,355	C
KeyBank NA	5.800%	7/1/14	5,000	4,840
Rabobank Capital Funding Trust II	5.260%	12/31/49	320,000	274,710	A,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	3,120,000	2,591,391	A,C
RBS Capital Trust III	5.512%	9/30/49	4,020,000	3,302,072	C
SunTrust Bank	5.000%	9/1/15	770,000	695,298
SunTrust Capital VIII	6.100%	12/15/36	1,550,000	1,227,290	C
SunTrust Preferred Capital I	5.853%	12/15/49	1,100,000	815,243	C
UnionBanCal Corp.	5.250%	12/16/13	785,000	779,228
Wachovia Capital Trust III	5.800%	3/15/42	2,580,000	1,838,250	C
Wachovia Corp.	5.625%	10/15/16	2,300,000	2,194,285
Wachovia Corp.	5.750%	6/15/17	580,000	562,949
Wells Fargo Capital X	5.950%	12/15/36	1,260,000	1,135,246	C

				19,373,520

Commercial Services and Supplies — 0.2%
Waste Management Inc.	7.375%	5/15/29	690,000	737,278

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	135,000	139,910

Consumer Finance — 5.0%
American Express Co.	6.800%	9/1/66	3,930,000	3,695,104	C
Capital One Financial Corp.	7.125%	8/1/08	340,000	340,528
Capital One Financial Corp.	6.750%	9/15/17	670,000	635,543
Ford Motor Credit Co.	7.375%	2/1/11	2,390,000	1,992,928
Ford Motor Credit Co.	8.050%	6/15/11	6,828,000	5,419,998	B
Ford Motor Credit Co.	7.250%	10/25/11	2,410,000	1,979,632
GMAC LLC	0.000%	6/15/15	40,000	14,091	D
GMAC LLC	8.000%	11/1/31	4,015,000	2,877,518
Nelnet Inc.	7.400%	9/29/36	1,310,000	853,455	C
SLM Corp.	5.000%	10/1/13	1,400,000	1,053,781

				18,862,578

Diversified Financial Services — 11.3%
AGFC Capital Trust I	6.000%	1/15/67	860,000	708,686	A,C
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170,000	5,432,998	A
BAC Capital Trust XI	6.625%	5/23/36	1,000,000	944,343
BAC Capital Trust XIV	5.630%	3/15/49	2,730,000	1,996,162	C
Bank of America Corp.	5.420%	3/15/17	1,000,000	991,897
Bank of America Corp.	8.000%	12/29/49	1,540,000	1,541,848	C
Beaver Valley II Funding	9.000%	6/1/17	1,078,000	1,198,660
Capital One Bank	4.875%	5/15/08	150,000	149,774
Capital One Bank	5.750%	9/15/10	870,000	845,198
Capital One Bank	6.500%	6/13/13	690,000	651,280
Capital One Capital IV	6.745%	2/17/37	1,100,000	785,462	C
Capmark Financial Group Inc.	5.875%	5/10/12	1,000,000	633,576	A,E
Chase Capital II	3.739%	2/1/27	1,980,000	1,574,466	B

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Citigroup Capital XXI	8.300%	12/21/57	$970,000	$955,812	C
Citigroup Inc.	6.125%	8/25/36	1,000,000	878,239
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	1,760,000	1,523,169	A,C
General Electric Capital Corp.	6.750%	3/15/32	5,000	5,341
General Electric Capital Corp.	6.375%	11/15/67	2,040,000	1,996,179	C
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	860,000	734,062	A,C
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500,000	2,027,360	C
HSBC Finance Corp.	5.500%	1/19/16	1,610,000	1,557,470
ILFC E-Capital Trust II	6.250%	12/21/65	2,320,000	2,073,222	A,C
JPMorgan Chase and Co.	4.891%	9/1/15	1,035,000	999,482	C
JPMorgan Chase and Co.	6.125%	6/27/17	5,000	5,215
JPMorgan Chase and Co.	6.000%	1/15/18	1,000,000	1,042,821
Kaupthing Bank Hf	7.625%	2/28/15	1,700,000	1,600,210	A,F
Mizuho Preferred Capital Co. LLC	8.790%	6/30/49	1,520,000	1,527,494	A,C
SB Treasury Co. LLC	9.400%	6/30/49	840,000	850,963	A,C
TNK-BP Finance SA	7.875%	3/13/18	310,000	286,362	A
UBS Preferred Funding Trust V	6.243%	5/15/49	3,030,000	2,534,225	C
ZFS Finance USA Trust II	6.450%	12/15/65	4,990,000	4,536,164	A,C

				42,588,140

Diversified Telecommunication Services — 2.6%
AT&T Corp.	8.000%	11/15/31	1,200,000	1,402,211
AT&T Inc.	5.100%	9/15/14	1,910,000	1,897,528
AT&T Inc.	5.500%	2/1/18	500,000	489,570
BellSouth Corp.	4.750%	11/15/12	830,000	832,414
Embarq Corp.	7.082%	6/1/16	930,000	880,465
Qwest Corp.	5.625%	11/15/08	550,000	547,250
Verizon Global Funding Corp.	6.875%	6/15/12	570,000	614,497
Verizon Global Funding Corp.	7.750%	6/15/32	375,000	408,306
Verizon Global Funding Corp.	5.850%	9/15/35	1,350,000	1,229,787
Verizon New York Inc.	6.875%	4/1/12	1,280,000	1,346,180

				9,648,208

Electric Utilities — 4.3%
Commonwealth Edison Co.	5.800%	3/15/18	1,790,000	1,780,590
Energy Future Holdings Corp.	10.875%	11/1/17	130,000	131,300	A
Energy Future Holdings Corp.	11.250%	11/1/17	2,930,000	2,900,700	A,G
Exelon Corp.	6.750%	5/1/11	1,370,000	1,445,608
FirstEnergy Corp.	7.375%	11/15/31	3,840,000	4,177,156
Pacific Gas and Electric Co.	6.050%	3/1/34	2,150,000	2,107,716
Tampa Electric Co.	6.375%	8/15/12	380,000	408,435
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	940,000	950,488
The Cleveland Electric Illuminating Co.	7.880%	11/1/17	850,000	956,496
The Detroit Edison Co.	5.200%	10/15/12	1,260,000	1,308,444

				16,166,933

Energy Equipment and Services — 0.7%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010,000	1,121,979
EEB International Ltd.	8.750%	10/31/14	790,000	813,700	A
Pride International Inc.	7.375%	7/15/14	800,000	832,000

				2,767,679

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Food and Staples Retailing — 0.5%
Safeway Inc.	5.800%	8/15/12	$140,000	$146,787
Safeway Inc.	6.350%	8/15/17	610,000	644,766
The Kroger Co.	8.000%	9/15/29	1,000,000	1,129,456

				1,921,009

Food Products — 0.8%
Ahold Finance USA Inc.	8.250%	7/15/10	960,000	1,028,006
Kellogg Co.	7.450%	4/1/31	650,000	753,269
Tyson Foods Inc.	6.850%	4/1/16	1,040,000	1,041,259	E

				2,822,534

Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	480,000	469,215	A

Health Care Equipment and Supplies — 0.6%
Baxter International Inc.	5.900%	9/1/16	1,430,000	1,509,381
Hospira Inc.	6.050%	3/30/17	840,000	832,546

				2,341,927

Health Care Providers and Services — 4.2%
Aetna Inc.	5.750%	6/15/11	1,490,000	1,561,316
Cardinal Health Inc.	6.300%	10/15/16	1,100,000	1,105,112
Coventry Health Care Inc.	5.950%	3/15/17	1,150,000	1,086,681
HCA Inc.	6.300%	10/1/12	1,790,000	1,593,100
HCA Inc.	6.250%	2/15/13	2,130,000	1,853,100
HCA Inc.	5.750%	3/15/14	150,000	123,750
HCA Inc.	9.125%	11/15/14	1,100,000	1,133,000
HCA Inc.	9.250%	11/15/16	1,380,000	1,431,750
Humana Inc.	6.450%	6/1/16	600,000	608,281
Quest Diagnostics Inc.	5.125%	11/1/10	790,000	810,487
UnitedHealth Group Inc.	6.000%	11/15/17	1,610,000	1,572,034
Universal Health Services Inc.	7.125%	6/30/16	1,450,000	1,513,494
WellPoint Inc.	5.875%	6/15/17	1,560,000	1,526,822

				15,918,927

Household Durables — 0.5%
Centex Corp.	5.125%	10/1/13	420,000	336,000
DR Horton Inc.	5.250%	2/15/15	610,000	506,300
Pulte Homes Inc.	6.250%	2/15/13	385,000	350,350
The Black and Decker Corp.	5.750%	11/15/16	810,000	779,098

				1,971,748

Independent Power Producers and Energy Traders — 1.0%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690,000	1,736,475
TXU Corp.	6.500%	11/15/24	2,730,000	1,938,513

				3,674,988

Insurance — 3.2%
Ace Ina Holdings Inc.	5.700%	2/15/17	670,000	667,061
Allstate Corp.	6.500%	5/15/57	1,450,000	1,194,127	C
American International Group Inc.	6.250%	3/15/37	230,000	186,324
ASIF Global Financing XIX	4.900%	1/17/13	90,000	88,637	A

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Insurance — Continued
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	$760,000	$640,589	C
Liberty Mutual Group	5.750%	3/15/14	720,000	743,871	A
Liberty Mutual Group	7.800%	3/15/37	810,000	682,887	A
MetLife Inc.	6.400%	12/15/36	3,325,000	2,642,178	C
Prudential Financial Inc.	5.700%	12/14/36	920,000	783,741
The Chubb Corp.	6.375%	3/29/37	910,000	847,648	C
The Travelers Cos. Inc.	6.250%	3/15/37	1,790,000	1,578,823	C
The Travelers Cos. Inc.	6.250%	6/15/37	710,000	658,101
Willis North America Inc.	5.125%	7/15/10	760,000	767,076
Willis North America Inc.	5.625%	7/15/15	660,000	656,624

				12,137,687

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	530,000	540,555
Electronic Data Systems Corp.	6.500%	8/1/13	500,000	495,589	E
Electronic Data Systems Corp.	7.450%	10/15/29	570,000	539,137

				1,575,281

Leisure Equipment and Products — 0.7%
Eastman Kodak Co.	3.625%	5/15/08	975,000	970,125
Eastman Kodak Co.	7.250%	11/15/13	500,000	477,500
Hasbro Inc.	6.300%	9/15/17	970,000	1,013,475	E

				2,461,100

Media — 4.6%
Clear Channel Communications Inc.	4.400%	5/15/11	1,210,000	1,004,300
Clear Channel Communications Inc.	5.500%	9/15/14	500,000	360,000
Comcast Cable Communications Inc.	6.750%	1/30/11	960,000	998,076
Comcast Cable Holdings LLC	7.125%	2/15/28	180,000	181,218
Comcast Corp.	6.450%	3/15/37	1,100,000	1,036,573
Comcast Corp.	6.950%	8/15/37	1,800,000	1,803,609
Cox Communications Inc.	4.625%	1/15/10	1,310,000	1,310,630
CSC Holdings Inc.	7.625%	7/15/18	1,500,000	1,368,750
Liberty Media LLC	7.875%	7/15/09	1,000,000	1,003,473
Liberty Media LLC	8.500%	7/15/29	340,000	290,504
Liberty Media LLC	8.250%	2/1/30	120,000	100,706
News America Inc.	6.550%	3/15/33	1,495,000	1,466,146
Time Warner Entertainment Co. LP	8.375%	7/15/33	505,000	568,217
Time Warner Inc.	6.875%	5/1/12	1,350,000	1,393,655
Time Warner Inc.	9.125%	1/15/13	1,130,000	1,266,416
Time Warner Inc.	7.700%	5/1/32	1,015,000	1,068,599
Viacom Inc.	7.700%	7/30/10	90,000	94,714
Viacom Inc.	5.750%	4/30/11	990,000	1,000,543
Viacom Inc.	5.625%	8/15/12	1,095,000	1,068,289

				17,384,418

Metals and Mining — 1.9%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,520,000	4,796,850
GTL Trade Finance Inc.	7.250%	10/20/17	2,232,000	2,352,836	A

				7,149,686

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — 0.4%
DTE Energy Co.	6.375%	4/15/33	$350,000	$339,033
Xcel Energy Inc.	7.000%	12/1/10	900,000	969,197

				1,308,230

Multiline Retail — 0.8%
Federated Retail Holdings Inc.	5.350%	3/15/12	810,000	771,762
Macy’s Retail Holdings Inc.	5.875%	1/15/13	1,000,000	961,855
May Department Stores Co.	5.750%	7/15/14	1,070,000	977,425
May Department Stores Co.	6.650%	7/15/24	490,000	416,488

				3,127,530

Oil, Gas and Consumable Fuels — 8.3%
DCP Midstream LLC	6.750%	9/15/37	1,830,000	1,788,093	A
Devon Financing Corp. ULC	7.875%	9/30/31	560,000	688,084
Duke Capital LLC	6.250%	2/15/13	340,000	352,411
El Paso Corp.	7.800%	8/1/31	1,660,000	1,704,387
El Paso Corp.	7.750%	1/15/32	340,000	349,192
EOG Resources Inc.	5.875%	9/15/17	1,630,000	1,708,793
Hess Corp.	7.875%	10/1/29	3,770,000	4,474,014
Kerr-McGee Corp.	6.950%	7/1/24	390,000	413,449
Kerr-McGee Corp.	7.875%	9/15/31	4,350,000	5,093,915
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430,000	1,519,263
Pemex Project Funding Master Trust	4.100%	6/15/10	12,000	11,910	A,B
Pemex Project Funding Master Trust	3.676%	12/3/12	95,000	92,482	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	7,374,000	7,631,183
Pemex Project Funding Master Trust	6.625%	6/15/35	260,000	269,068	A
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000,000	1,135,690
The Williams Cos. Inc.	7.625%	7/15/19	2,000,000	2,135,000
Valero Energy Corp.	6.875%	4/15/12	565,000	607,336
XTO Energy Inc.	6.100%	4/1/36	1,270,000	1,256,546

				31,230,816

Paper and Forest Products — 0.3%
Weyerhaeuser Co.	6.750%	3/15/12	1,120,000	1,177,595

Pharmaceuticals — 0.6%
Wyeth	6.950%	3/15/11	1,775,000	1,918,644	E
Wyeth	5.950%	4/1/37	440,000	429,904

				2,348,548

Real Estate Investment Trusts — 1.1%
Health Care REIT Inc.	5.875%	5/15/15	1,440,000	1,333,728
iStar Financial Inc.	5.375%	4/15/10	10,000	7,900
iStar Financial Inc.	5.950%	10/15/13	3,610,000	2,635,300

				3,976,928

Road and Rail — 0.1%
Burlington Northern Rail Road Co.	7.330%	6/23/10	72,539	75,304
Norfolk Southern Corp.	7.875%	5/15/43	348,000	409,235

				484,539

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — 2.9%
BB&T Capital Trust II	6.750%	6/7/36	$1,750,000	$1,517,915
Countrywide Financial Corp.	5.800%	6/7/12	2,850,000	2,582,063
Residential Capital LLC	8.125%	11/21/08	1,340,000	924,600	E
Residential Capital LLC	7.828%	4/17/09	5,980,000	2,212,600	A,B,E
Residential Capital LLC	8.000%	2/22/11	2,630,000	1,288,700	E
Residential Capital LLC	8.500%	6/1/12	150,000	73,500	E
Washington Mutual Bank	3.329%	5/1/09	400,000	363,186	B
Washington Mutual Inc.	4.200%	1/15/10	700,000	588,000
Washington Mutual Inc.	4.625%	4/1/14	1,000,000	705,000
Washington Mutual Inc.	7.250%	11/1/17	930,000	727,725

				10,983,289

Tobacco — 0.3%
Reynolds American Inc.	7.875%	5/15/09	860,000	879,350
Reynolds American Inc.	7.625%	6/1/16	270,000	284,084

				1,163,434

Wireless Telecommunication Services — 1.6%
New Cingular Wireless Services Inc.	8.125%	5/1/12	570,000	637,882
New Cingular Wireless Services Inc.	8.750%	3/1/31	980,000	1,189,322
Nextel Communications Inc.	5.950%	3/15/14	469,000	347,060
Nextel Communications Inc.	7.375%	8/1/15	1,600,000	1,232,000
Sprint Capital Corp.	8.375%	3/15/12	1,860,000	1,720,500
Sprint Capital Corp.	6.900%	5/1/19	920,000	724,500

				5,851,264

Total Corporate Bonds and Notes (Cost — $303,344,843)				280,136,252

Mortgage-Backed Securities — 0.8%
Variable Rate SecuritiesH — 0.8%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.225%	9/25/37	1,648,177	1,533,057
Thornburg Mortgage Securities Trust 2007-4 3A1	6.217%	9/25/37	1,528,405	1,379,083

Total Mortgage-Backed Securities (Cost — $3,148,455)				2,912,140

U.S. Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesB — N.M.
Freddie Mac	6.854%	9/1/24	51,166	52,010
Total U.S. Government Agency Mortgage-Backed Securities (Cost — $51,230)				52,010

Yankee BondsI — 23.1%
Automobiles — 0.3%
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	1,160,000	1,136,800

Beverages — 0.8%
Diageo Capital PLC	5.200%	1/30/13	1,590,000	1,644,929
Molson Coors Capital Finance	4.850%	9/22/10	1,305,000	1,330,021

				2,974,950

Commercial Banks — 10.6%
AES El Salvador Trust	6.750%	2/1/16	2,080,000	2,005,228	A
ATF Capital BV	9.250%	2/21/14	2,280,000	2,254,008	A

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Banco Mercantil del Norte SA	6.135%	10/13/16	$2,030,000	$1,990,831	A,C
Barclays Bank PLC	7.434%	9/29/49	2,750,000	2,486,231	A,C
BOI Capital Funding	5.571%	2/1/49	2,000,000	1,579,190	A,C
Glitnir Banki Hf	6.330%	7/28/11	1,100,000	944,602	A
Glitnir Banki Hf	6.693%	6/15/16	1,900,000	1,531,427	A,C
Glitnir Banki Hf	7.451%	12/14/49	700,000	567,770	A,C
HBOS Capital Funding LP	6.071%	6/30/49	1,490,000	1,308,689	A,C
HSBC Capital Funding LP	4.610%	6/27/49	760,000	669,884	A,C
HSBK Europe BV	7.250%	5/3/17	1,640,000	1,418,600	A
ICICI Bank Ltd.	6.375%	4/30/22	702,000	603,716	A,C
ICICI Bank Ltd.	6.375%	4/30/22	170,000	147,787	C
Kaupthing Bank Hf	5.750%	10/4/11	1,340,000	1,069,638	A
Kaupthing Bank Hf	7.125%	5/19/16	3,585,000	2,419,029	A
Landsbanki Islands Hf	7.431%	10/19/49	2,250,000	1,883,628	A,C
Mizuho Financial Group	5.790%	4/15/14	3,565,000	3,740,394	A
Resona Preferred Global Securities	7.191%	7/30/49	3,330,000	2,908,182	A,C
Royal Bank of Scotland Group PLC	7.640%	3/31/49	200,000	172,238	C
RSHB Capital SA	7.175%	5/16/13	3,690,000	3,759,187	A
RSHB Capital SA	6.299%	5/15/17	570,000	527,963	A
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	3,385,000	2,243,619	A,C
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730,000	617,449	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,709,000	1,340,369	A
TuranAlem Finance BV	8.250%	1/22/37	300,000	236,790	A
VTB Capital SA for Vneshtorgbank	3.839%	8/1/08	1,560,000	1,542,450	A,B

				39,968,899

Consumer Finance — 1.0%
Aiful Corp.	6.000%	12/12/11	3,005,000	2,786,990	A
HSBC Holdings PLC	5.250%	12/12/12	830,000	823,810

				3,610,800

Diversified Financial Services — 1.0%
Lukoil International Finance BV	6.356%	6/7/17	982,000	910,805	A
Petroplus Finance Ltd.	7.000%	5/1/17	750,000	669,375	A
SMFG Preferred Capital	6.078%	1/29/49	230,000	180,320	A,C
TNK-BP Finance SA	7.500%	7/18/16	870,000	808,012	A
TNK-BP Finance SA	6.625%	3/20/17	100,000	86,500	A
UFJ Finance Aruba AEC	6.750%	7/15/13	920,000	1,023,385

				3,678,397

Diversified Telecommunication Services — 2.7%
British Telecommunications PLC	9.125%	12/15/30	420,000	521,630	E
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400,000	1,679,419	E
Deutsche Telekom International Finance BV	9.250%	6/1/32	670,000	864,941	E
France Telecom SA	7.750%	3/1/11	2,200,000	2,385,553	E
France Telecom SA	8.500%	3/1/31	340,000	421,225	E
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655,000	749,509
Telecom Italia Capital	7.200%	7/18/36	2,070,000	1,954,945
Telefonica Emisiones S.A.U.	5.855%	2/4/13	790,000	797,763
Telefonica Emisiones S.A.U.	7.045%	6/20/36	800,000	836,438

				10,211,423

		Maturity
	Rate	Date	Par/Shares		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Electric Utilities — 1.1%
Enersis SA	7.375%	1/15/14	$850,000		$937,661
Enersis SA/Cayman Island	7.400%	12/1/16	1,211,000		1,308,801
Hydro Quebec	7.500%	4/1/16	1,625,000		1,988,441

					4,234,903

Food and Staples Retailing — 0.2%
Delhaize Group	6.500%	6/15/17	860,000		888,125

Foreign Governments — 0.6%
Province of Nova Scotia	5.750%	2/27/12	1,000,000		1,100,935
Russian Federation	7.500%	3/31/30	31,680		36,479	A
United Mexican States	7.500%	4/8/33	182,000		220,675
United Mexican States	6.750%	9/27/34	738,000		823,239

					2,181,328

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	850,000		741,625	A

Industrial Conglomerates — 0.9%
Tyco International Group SA	6.125%	11/1/08	60,000		60,449
Tyco International Group SA	6.125%	1/15/09	20,000		20,229
Tyco International Group SA	6.750%	2/15/11	230,000		242,362
Tyco International Group SA	6.375%	10/15/11	420,000		418,524
Tyco International Group SA	7.000%	6/15/28	554,000		531,988
Tyco International Group SA	6.875%	1/15/29	2,051,000		2,005,300

					3,278,852

Insurance — 0.5%
Axa	8.600%	12/15/30	1,630,000		1,754,110

Media — 0.1%
Rogers Cable Inc.	6.250%	6/15/13	570,000		595,118

Metals and Mining — 1.0%
Vale Overseas Ltd.	6.875%	11/21/36	3,888,000		3,793,580

Oil, Gas and Consumable Fuels — 1.4%
Anadarko Finance Co.	6.750%	5/1/11	10,000		10,681
Anadarko Finance Co.	7.500%	5/1/31	180,000		202,518
Gazprom	6.212%	11/22/16	2,099,000		1,941,575	A
Gazprom	6.510%	3/7/22	1,160,000		1,033,850	A
Petrobras International Finance Co.	5.875%	3/1/18	2,330,000		2,242,732

					5,431,356

Wireless Telecommunication Services — 0.7%
America Movil SA de CV	5.625%	11/15/17	1,570,000		1,552,126
Rogers Wireless Inc.	6.375%	3/1/14	1,000,000		991,461

					2,543,587

Total Yankee Bonds (Cost — $93,448,809)					87,023,853

Preferred Stocks — 0.5%
Fannie Mae	8.250%		35,925	shs	863,996	C

		Maturity
	Rate	Date	Par/Shares		Value

Long-Term Securities — Continued
Preferred Stocks — Continued
Freddie Mac	8.375%		49,975	shs	$1,219,390	C

Total Preferred Stocks (Cost — $2,147,500)					2,083,386

Total Long-Term Securities (Cost — $402,140,837)					372,207,641

Short-Term Securities — 0.3%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	12/15/08	$705,000		694,996	D,J

					694,996

Repurchase Agreements — 0.1%
Lehman Brothers Inc.
2.25%, dated 3/31/08, to be repurchased at $160,010 on 4/1/08 (Collateral: $165,000 Fannie Mae note, zero-coupon note, due 7/15/08, value $163,200)			160,000		160,000
Merrill Lynch Government Securities Inc.
2.25%, dated 3/31/08, to be repurchased at $160,010 on 4/1/08 (Collateral: $164,000 Freddie Mac discount note, zero-coupon note, due 4/30/08, value $163,200)			160,000		160,000

					320,000

Total Short-Term Securities (Cost — $1,015,906)					1,014,996

Total Investments — 99.0% (Cost — $403,156,743)K					373,222,637
Other Assets Less Liabilities — 1.0%					3,655,615

Net Assets — 100.0%					$376,878,252

Net Asset Value Per Share:

Primary Class					$9.62

Institutional Class					$9.62

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	June 2008	275	157,025
Eurodollar Futures	September 2008	206	163,770
U.S. Treasury Bond Futures	June 2008	31	125,298
U.S. Treasury Note Futures	June 2008	302	657,654

			$1,103,747

Futures Contracts Written
U.S. Treasury Note Futures	June 2008	223	$(1,025,185)

N.M.	Not Meaningful.

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 23.43% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of March 31, 2008.

C	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

E	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

G	Pay-in-Kind (“PIK”) security — A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

H	The coupon rates shown on variable rate securities are the rates at March 31, 2008. These rates vary with the weighted average coupon of the underlying loans.

I	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

J	All or a portion of this security is collateral to cover futures and options contracts written.

K	At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,095,995
Gross unrealized depreciation	(35,030,101)

Net unrealized appreciation/(depreciation)	$(29,934,106)

Futures are described in more detail in the notes to financial statements.

Limited Duration Bond Portfolio
March 31, 2008 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — 97.8%
Corporate Bonds and Notes — 21.5%
Aerospace and Defense — 0.3%
United Technologies Corp.	5.375%	12/15/17	$410,000	$420,623

Airlines — 0.5%
Northwest Airlines Inc.	3.820%	5/20/14	880,913	792,888	A

Capital Markets — 2.5%
Goldman Sachs Capital II	5.793%	12/29/49	2,180,000	1,452,098	B
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	970,000	613,525	B
Lehman Brothers Holdings Inc.	6.500%	7/19/17	340,000	322,880
Merrill Lynch and Co. Inc.	6.050%	8/15/12	700,000	710,947
Morgan Stanley	6.600%	4/1/12	330,000	342,137
The Bear Stearns Cos. Inc.	6.400%	10/2/17	200,000	197,480
The Goldman Sachs Group Inc.	6.600%	1/15/12	350,000	370,058

				4,009,125

Commercial Banks — 1.6%
HSBC Bank PLC	6.724%	7/20/12	1,000,000	826,030	A,C
HSBC Bank PLC	8.320%	8/20/12	70,000	63,650	A
SunTrust Capital VIII	6.100%	12/15/36	120,000	95,016	B
Wachovia Capital Trust III	5.800%	8/29/49	1,960,000	1,396,500	B
Wells Fargo Capital X	5.950%	12/15/36	300,000	270,297	B

				2,651,493

Commercial Services and Supplies — 0.4%
Waste Management Inc.	7.375%	8/1/10	650,000	684,777

Consumer Finance — 2.2%
American Express Co.	6.800%	9/1/66	600,000	564,138	B
Ford Motor Credit Co.	6.625%	6/16/08	2,834,000	2,801,973
Nelnet Inc.	7.400%	9/29/36	380,000	247,567	B

				3,613,678

Diversified Financial Services — 2.1%
AGFC Capital Trust I	6.000%	1/15/67	860,000	708,687	B,C
Capmark Financial Group Inc.	5.875%	5/10/12	400,000	253,430	C,D
General Electric Capital Corp.	6.375%	11/15/67	675,000	660,500	B
IBM International Group Capital LLC	5.050%	10/22/12	950,000	992,329
ZFS Finance USA Trust III	3.950%	12/15/65	970,000	795,400	A,C

				3,410,346

Diversified Telecommunication Services — 0.1%
Qwest Corp.	7.875%	9/1/11	230,000	229,425

Electric Utilities — 0.3%
Pacific Gas and Electric Co.	4.800%	3/1/14	500,000	504,332

Food and Staples Retailing — 0.3%
Wal-Mart Stores Inc.	5.800%	2/15/18	500,000	524,013

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Equipment and Supplies — 0.3%
Hospira Inc.	5.550%	3/30/12	$500,000	$516,819

Health Care Providers and Services — 0.1%
Quest Diagnostics Inc.	5.125%	11/1/10	180,000	184,668

IT Services — 0.6%
Electronic Data Systems Corp.	7.125%	10/15/09	1,000,000	1,019,914

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110,000	105,050

Media — 2.5%
Clear Channel Communications Inc.	6.625%	6/15/08	140,000	138,950
Clear Channel Communications Inc.	4.250%	5/15/09	1,100,000	1,067,000
Comcast Cable Communications Inc.	6.875%	6/15/09	600,000	619,568
Liberty Media LLC	7.875%	7/15/09	1,110,000	1,113,855
The Walt Disney Co.	4.700%	12/1/12	280,000	287,407
Time Warner Inc.	5.500%	11/15/11	830,000	824,105

				4,050,885

Multiline Retail — 0.3%
Federated Retail Holdings Inc.	5.350%	3/15/12	330,000	314,422
May Department Stores Co.	5.750%	7/15/14	110,000	100,483

				414,905

Office Electronics — 0.2%
Xerox Corp.	5.500%	5/15/12	330,000	332,779

Oil, Gas and Consumable Fuels — 3.5%
Apache Corp.	6.250%	4/15/12	520,000	562,570
Devon Financing Corp. ULC	6.875%	9/30/11	350,000	382,019
El Paso Natural Gas Co.	5.950%	4/15/17	590,000	578,701
Hess Corp.	6.650%	8/15/11	510,000	549,083
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810,000	848,570
Pemex Project Funding Master Trust	3.676%	12/3/12	2,442,000	2,377,287	A,C
XTO Energy Inc.	5.650%	4/1/16	440,000	451,369

				5,749,599

Real Estate Investment Trusts — 1.1%
iStar Financial Inc.	3.140%	9/15/09	1,330,000	1,066,305	A
iStar Financial Inc.	5.650%	9/15/11	1,000,000	760,000

				1,826,305

Thrifts and Mortgage Finance — 2.2%
Countrywide Financial Corp.	2.819%	3/24/09	610,000	560,360	A
Countrywide Financial Corp.	5.800%	6/7/12	600,000	543,592
Residential Capital LLC	6.370%	11/21/08	2,000,000	1,360,000	A
Residential Capital LLC	7.098%	4/17/09	200,000	114,000	A
Residential Capital LLC	8.000%	2/22/11	1,500,000	735,000	D
Washington Mutual Bank	2.950%	6/16/10	440,000	356,662	A

				3,669,614

Wireless Telecommunication Services — 0.3%
Sprint Capital Corp.	6.375%	5/1/09	30,000	29,550

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
Vodafone Group PLC	5.350%	2/27/12	$450,000	$455,685

				485,235

Total Corporate Bonds and Notes (Cost — $39,579,225)				35,196,473

Asset-Backed Securities — 7.5%
Fixed Rate Securities — 1.1%
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	643,767	642,951	B,C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	699,119	694,272	C
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	535,174	466,478	C

				1,803,701

Indexed SecuritiesA — 6.4%
Asset Backed Funding Certificates 2002-WF2	3.724%	5/25/32	221,263	218,052
Bear Stearns Asset Backed Securities Inc. 2004-1	3.119%	6/25/34	2,235,520	2,036,590
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	2.999%	11/25/46	1,688,639	1,012,660	C
Countrywide Asset-Backed Certificates 2007-13 2A1	3.499%	10/25/47	996,166	818,695
Countrywide Home Equity Loan Trust 2004-O	3.098%	2/15/34	421,928	343,585
Lehman XS Trust 2005-5N 3A1A	2.899%	11/25/35	1,458,657	1,147,382
Long Beach Mortgage Loan Trust 2006-A A1	2.689%	5/25/36	1,067,654	347,485
RAAC Series 2005-RP1	2.939%	7/25/37	277,976	272,755	C
Rental Car Finance Corp. 2004-1A	2.799%	6/25/09	1,500,000	1,499,082	C
Securitized Asset Backed Receivables LLC 2006-FR3 A2	2.739%	5/25/36	1,700,000	1,541,593
Structured Asset Securities Corp. 2007-BC3 1A2	2.739%	5/25/47	800,000	664,606
WaMu Asset-Backed Certificates 2007-HE1 2A3	2.749%	1/25/37	800,000	629,436

				10,531,921

Stripped Securities — N.M.
HSI Asset Securitization Corp. Trust 2006-OPT4	1.500%	3/25/36	13,206,811	14,712	E,F1

Total Asset-Backed Securities (Cost — $15,226,761)				12,350,334

Mortgage-Backed Securities — 23.2%

Fixed Rate Securities — 1.8%
BlackRock Capital Finance LP 1997-R3	7.220%	11/25/28	86	85	C
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	1,170,632	1,148,245
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	1,826,260	1,825,233

				2,973,563

Indexed SecuritiesA — 16.4%
Banc of America Mortgage Securities 2005-F	5.011%	7/25/35	1,924,003	1,880,982
Bayview Commercial Asset Trust 2005-2A A2	2.949%	8/25/35	637,252	594,967	C
Bear Stearns Alt-A Trust 2007-1 1A1	2.759%	1/25/47	1,961,993	1,232,381
Bear Stearns ARM Trust 2004-10	4.700%	1/25/35	396,648	395,363
Countrywide Alternative Loan Trust 2005-59 1A1	3.449%	11/20/35	1,312,676	1,038,639
Countrywide Alternative Loan Trust 2006-0A2 A5	2.766%	5/20/46	1,652,913	1,100,989
Countrywide Alternative Loan Trust 2007-AL1 A1	2.849%	6/25/37	1,182,187	898,175
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	4.598%	6/25/34	595,763	599,063
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	2.719%	12/25/46	727,415	640,943

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Harborview Mortgage Loan Trust 2004-8 3A2	2.959%	11/29/34	$411,576	$409,301
HomeBanc Mortgage Trust 2004-2 A1	2.969%	12/25/34	928,293	834,403
HomeBanc Mortgage Trust 2005-1 A1	2.849%	3/25/35	1,399,987	1,224,653
Impac CMB Trust 2004-6 1A2	3.379%	10/25/34	280,465	227,977
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.260%	11/25/37	914,712	871,677
JPMorgan Mortgage Trust 2004-A1 1A1	4.340%	10/25/33	2,039,920	1,925,085
JPMorgan Mortgage Trust 2004-A1 1A1	4.801%	2/25/34	582,266	528,667
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	3,000,000	2,857,274
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1	5.322%	12/25/46	1,024,333	723,494
MASTR Specialized Loan Trust 2006-01 A	2.899%	12/25/35	536,644	486,130	C
Sequoia Mortgage Trust 2003-2 A2	5.759%	6/20/33	348,644	303,984
Structured Asset Mortgage Investments Inc. 2006-AR2 A1	2.829%	2/25/36	740,359	559,936
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	2.809%	8/25/36	1,250,064	918,207
Thornburg Mortgage Securities Trust 2005-2 A4	2.849%	7/25/45	1,988,798	1,981,963
Thornburg Mortgage Securities Trust 2005-4 A2	2.809%	12/25/45	73,926	73,744
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	2.919%	2/25/36	1,264,039	885,354
WaMu Mortgage Pass Through Certificates 2003-AR8 A	4.030%	8/25/33	602,753	583,191
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.054%	10/25/33	2,100,000	1,954,069
WaMu Mortgage Pass-Through Certificates 2004-AR08 A1	3.545%	6/25/44	523,276	498,077
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	5.296%	6/25/46	833,272	648,259

				26,876,947

Variable Rate SecuritiesG — 5.0%
Banc of America Funding Corp. 2004-B	6.801%	12/20/34	382,674	308,961
Chase Mortgage Finance Corp. 2007-A1 2A3	4.137%	2/25/37	835,207	841,795
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.502%	3/25/37	1,816,357	1,632,110
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.749%	8/25/47	957,544	919,128
Countrywide Alternative Loan Trust 2004-33 1A1	6.738%	12/25/34	270,668	249,179
Countrywide Alternative Loan Trust 2004-33 2A1	6.783%	12/25/34	146,720	109,057
JPMorgan Mortgage Trust 2006-A2 5A1	3.754%	11/25/33	436,803	411,471
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.893%	12/25/34	1,003,419	910,987
Prime Mortgage Trust 2005-2	7.420%	10/25/32	969,229	977,089
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.683%	6/25/35	669,651	613,400
WaMu Mortgage Pass-Through Certificates 2004-AR14 A1	4.259%	1/25/35	1,301,340	1,233,041

				8,206,218

Total Mortgage-Backed Securities (Cost — $42,802,328)				38,056,728

U.S. Government Agency Mortgage-Backed Securities — 33.6%
Fixed Rate Securities — 24.2%
Fannie Mae	8.500%	6/1/10 to 8/1/11	2,170	2,241
Fannie Mae	7.000%	1/1/13 to 1/1/33	3,662,983	3,896,501
Fannie Mae	6.500%	7/1/13 to 10/1/32	996,266	1,037,132

		Maturity
	Rate	Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Fannie Mae	9.500%	7/1/14	$7,921	$8,308
Fannie Mae	11.000%	12/1/15	27,690	30,832
Fannie Mae	12.500%	1/1/18	20,078	23,456
Fannie Mae	9.000%	11/1/21	71,448	77,396
Fannie Mae	6.000%	11/1/27	217	224
Fannie Mae	5.500%	4/1/36	1,572,391	1,569,145
Fannie Mae	5.000%	12/1/38	22,700,000	22,461,542	H
Fannie Mae	5.500%	12/1/38	1,750,000	1,766,406	H
Freddie Mac	8.500%	12/1/08 to 6/1/21	5,186	5,423
Freddie Mac	9.750%	11/1/09 to 11/1/14	2,378	2,426
Freddie Mac	9.000%	1/1/17 to 1/1/21	72,239	76,840
Freddie Mac	8.000%	2/1/31	171,206	185,904
Freddie Mac	7.000%	4/1/32	1,331,621	1,414,075
Freddie Mac	5.000%	11/1/35	161,506	160,171
Freddie Mac	5.500%	12/1/37	5,812,332	5,875,350
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	192,941	199,799
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	1,508	1,658
Government National Mortgage Association	6.000%	12/1/38	900,000	928,687	H

				39,723,516

Indexed SecuritiesA — 9.2%
Fannie Mae	4.338%	10/1/34	760,162	766,893
Fannie Mae	4.214%	12/1/34	1,102,865	1,109,342
Fannie Mae	4.329%	1/1/35	954,631	979,729
Fannie Mae	4.855%	1/1/35	1,599,597	1,668,148
Fannie Mae	4.789%	2/1/35	3,497,857	3,579,952
Fannie Mae	4.957%	3/1/35	3,491,701	3,538,200
Freddie Mac	4.344%	12/1/34	371,467	374,645
Freddie Mac	4.468%	12/1/34	2,001,136	2,027,887
Freddie Mac	4.088%	1/1/35	367,568	365,128
Freddie Mac	4.148%	1/1/35	615,509	615,536

				15,025,460

Stripped Securities — 0.2%
Government National Mortgage Association	5.625%	6/16/26	1,488,672	162,432	E,F1
Government National Mortgage Association	5.675%	8/16/26	1,063,393	137,450	E,F1

				299,882

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $55,099,769)				55,048,858

Yankee BondsI — 11.2%

Beverages — 0.2%
Diageo Capital PLC	5.200%	1/30/13	350,000	362,091

Capital Markets — 0.6%
Deutsche Bank AG	6.000%	9/1/17	900,000	937,007

Commercial Banks — 3.3%
Glitnir Banki Hf	4.334%	1/21/11	1,550,000	1,180,681	A,C
Glitnir Banki Hf	6.693%	6/15/16	50,000	40,301	B,C

		Maturity
	Rate	Date	Par/Shares		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
HSBC Bank PLC	8.570%	8/20/12	$70,000		$64,271	A
Kaupthing Bank Hf	4.958%	1/15/10	600,000		541,547	A,C
Kaupthing Bank Hf	5.750%	10/4/11	420,000		335,260	C
Landsbanki Islands Hf	6.100%	8/25/11	620,000		541,665	C
Landsbanki Islands Hf	7.431%	12/31/49	240,000		200,920	B,C
Resona Preferred Global Securities	7.191%	12/29/49	830,000		724,862	B,C
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	640,000		424,200	B,C
TuranAlem Finance BV	5.269%	1/22/09	320,000		299,456	A,C
VTB Capital SA for Vneshtorgbank	3.839%	8/1/08	1,167,000		1,153,871	A,C

					5,507,034

Diversified Financial Services — 1.7%
Aiful Corp.	5.000%	8/10/10	1,280,000		1,207,144	C
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	600,000		488,939	B
TNK-BP Finance SA	6.875%	7/18/11	1,090,000		1,061,387	C

					2,757,470

Diversified Telecommunication Services — 2.2%
British Telecommunications PLC	8.625%	12/15/10	520,000		571,877	D
Deutsche Telekom International Finance BV	8.000%	6/15/10	650,000		695,306	D
France Telecom SA	7.750%	3/1/11	570,000		618,075
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900,000		966,379
Telefonica Emisiones S.A.U.	3.442%	2/4/13	790,000		700,250	A

					3,551,887

Foreign Government — 0.5%
Russian Federation	3.000%	5/14/08	890,000		888,131

Health Care Equipment and Supplies — 0.3%
Baxter Finco BV	4.750%	10/15/10	520,000		537,075

Industrial Conglomerates — 0.9%
Tyco International Group SA	6.375%	10/15/11	1,480,000		1,474,801

Insurance — 0.2%
Merna Reinsurance Ltd.	6.580%	7/7/10	400,000		364,920	A,C

Metals and Mining — 0.7%
Vale Overseas Ltd.	6.250%	1/23/17	1,130,000		1,125,342

Oil, Gas and Consumable Fuels — 0.6%
Anadarko Finance Co.	6.750%	5/1/11	870,000		929,253

Total Yankee Bonds (Cost — $19,574,851)					18,435,011

Preferred Stocks — 0.8%
Fannie Mae	8.250%		15,950	shs	383,597	B
Freddie Mac	8.375%		21,400		522,160	B
Home Ownership Funding Corp.	1.000%		500		88,969	C,E
Home Ownership Funding Corp. II	1.000%		1,400		249,113	C,E

Total Preferred Stocks (Cost — $2,471,198)					1,243,839

Total Long-Term Securities (Cost — $174,754,132)					160,331,243

		Maturity
	Rate	Date	Par/Shares		Value

Short-Term Securities — 17.0%
U.S. Government and Agency Obligations — 0.4%
Fannie Mae	0.000%	4/30/08	$45,000		$44,850	J,K
Fannie Mae	0.000%	12/15/08	606,000		597,401	J,K

					642,251

Options PurchasedL — N.M.
U.S. Treasury Note Futures Call, May 2008, Strike Price $135.00			115	M	1,797
U.S. Treasury Note Futures Call, May 2008, Strike Price $138.00			35	M	547
U.S. Treasury Note Futures Put, May 2008, Strike Price $100.00			80	M	1,250

					3,594

Repurchase Agreements — 16.6%
Lehman Brothers Inc.
2.25%, dated 3/31/08 to be repurchased at $13,517,845 on 4/1/08 (Collateral: $67,280,000 Federal Home Loan Bank zero-coupon bonds, due 1/13/33, value $13,787,018)			13,517,000		13,517,000
Merrill Lynch Government Securities Inc.
2.25%, dated 3/31/08 to be repurchased at $13,619,851 on 4/1/08 (Collateral: $13,997,000 Federal Home Loan Bank zero-coupon notes, due 8/15/08, value $13,891,379)			13,619,000		13,619,000

					27,136,000

Total Short-Term Securities (Cost — $27,783,777)					27,781,845

Total Investments — 114.8% (Cost — $202,537,909) N					188,113,088
Other Assets Less Liabilities — (14.8)%					(24,289,147)

Net Assets — 100.0%					$163,823,941

Net Asset Value Per Share:

Primary Class					$9.58

Institutional Class					$9.58

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedL
Eurodollar Futures	June 2008	103	423,260
Eurodollar Futures	September 2008	33	135,760
Eurodollar Futures	December 2008	33	126,273
Eurodollar Futures	March 2009	93	174,435
Eurodollar Futures	June 2009	87	157,740
Eurodollar Futures	September 2009	33	118,910
U.S. Treasury Note Futures	June 2008	524	527,228

			$1,663,606

Futures Contracts WrittenL
U.S. Treasury Note Futures	June 2008	355	(1,330,666)
U.S. Treasury Note Futures	June 2008	120	(227,764)

			$(1,558,430)

Options WrittenL
Eurodollar Futures Put, Strike Price $97.50	March 2009	19	(451)
U.S. Treasury Note Futures Put, Strike Price $110.50	May 2008	54	34,324

			$33,873

N.M. Not Meaningful.

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2008.

B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 11.62% of net assets.

D	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.

E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

F	Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

G	The coupon rates shown on variable rate securities are the rates at March 31, 2008. These rates vary with the weighted average coupon of the underlying loans.

H	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

I	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

J	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

K	All or a portion of this security is collateral to cover futures and options contracts written.

L	Options and futures are described in more detail in the notes to financial statements.

M	Par represents actual number of contracts.

N	At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,194,090
Gross unrealized depreciation	(15,618,911)

Net unrealized depreciation	$(14,424,821)

Investment Valuation
     Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.
     The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:
Legg Mason Investment Grade

			Other
			Significant	Significant
			Observable	Unobservable
		Quoted Prices	Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$373,222,637	$—	$373,222,637	$—
Other Financial Instruments*	78,562	78,562	—	—

Total	$373,301,199	$78,562	$373,222,637	$—

Legg Mason Limited Duration

			Other
			Significant	Significant
			Observable	Unobservable
		Quoted Prices	Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$188,109,494	$—	$188,109,494	$—
Other Financial Instruments*	142,643	142,643	—	—

Total	$188,252,137	$142,643	$188,109,494	$—

*	Other financial instruments include options and futures.

Options and Futures
     The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by a Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in the contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.
     Other information regarding the Funds is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s Website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
     Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 21, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 21, 2008

By: /s/ Marie K. Karpinski Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.
Date: May 21, 2008